Significant Accouting Policies (Detail) (Earnings Per Share) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share, Basic [Abstract]
Net (Loss) Earnings	$ 41,413	$ 11,256	$ 17,671
Deduct Preffered Stock Dividends	23	23	23
Undistributed Earnings, Basic	41,390	11,233	17,648
Undistributed Earnings Allocated to Participating Securities	1,406	382	851
Earnings (Loss) Attributable to Common Stock	39,984	10,851	16,797
Weighted Average Number of Shares Outstanding, Basic	11,147	11,727	11,564
Basic Earnings (Loss) per Common Share	$ 3.59	$ 0.93	$ 1.45
Earnings Per Share, Diluted [Abstract]
Earnings (Loss) Attributable to Common Stock	39,984	10,851	16,797
Dividends Convertible Preferred Stock Cash	20	20	20
Net Income (Loss) Available to Common Stockholders, Diluted	$ 40,004	$ 10,871	$ 16,817
Weighted Average Number of Shares Outstanding, Basic	11,147	11,727	11,564
ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfAdditionalSharesAuthorized	5	5	5
Incremental Common Shares Attributable to Conversion of Preferred Stock	67	67	67
Weighted Average Number of Shares Outstanding, Diluted	11,219	11,799	11,636
Diluted Earnings (Loss) per Common Share	$ 3.57	$ 0.92	$ 1.45